Interim Consolidated Statement of Changes in Equity - CAD ($) $ in Millions	Issued capital [member] Common shares [member]	Issued capital [member] Preferred shares and other equity instruments [member]	Issued capital [member] Preference shares [member]	Treasury shares [member] Common shares [member]	Treasury shares [member] Preference shares [member]	Contributed Surplus [Member]	Retained earnings [member] Common shares [member]	Retained earnings [member] Preferred shares and other equity instruments [member]	Retained earnings [member]	Accumulated other comprehensive income [member] Debt Securities At Fair Value Through Other Comprehensive Income [Member]	Accumulated other comprehensive income [member] Equity Securities At Fair Value Through Other Comprehensive Income [Member]	Accumulated other comprehensive income [member] Reserve of change in fair value of financial liability attributable to change in credit risk of liability [member]	Accumulated other comprehensive income [member] Reserve of exchange differences on translation [member]	Accumulated other comprehensive income [member] Reserve of cash flow hedges [member]	Accumulated other comprehensive income [member] Schwab and TD Ameritrade [member]	Accumulated other comprehensive income [member]	Equity attributable to owners of parent [member]	Schwab and TD Ameritrade [member] [1]	Total
Balance at beginning of period at Oct. 31, 2019	$ 21,713	$ 5,800	$ 5,800	$ (41)	$ (6)	$ 157			$ 49,497	$ 290	$ (40)	$ 14	$ 8,793	$ 1,497
Disclosure of classes of share capital [line items]
Issuance of stock options, net of options exercised	65
Shares issued as a result of dividend reinvestment plan	726
Purchase of shares for cancellation and other	(143)
Issue of shares and other equity instruments
Redemption of shares and other equity instruments
Purchase of shares				(6,787)	(98)
Sale of shares				6,769	99
Net premium (discount) on sale of treasury shares						(31)
Other						2
Impact on adoption of IFRS 16, Leases									(553)
Net income attributable to shareholders									6,752
Preferred dividends and distributions on other equity instruments							$ (4,183)	$ (203)
Net premium on repurchase of common shares,and redemption of preferred shares and other equity instruments									(704)
Share and other equity instrument issue expenses
Actuarial gains (losses) on employee benefit plans									(668)										$ (668)	[1]
Realized gains (losses) on equity securities designated at fair value through other comprehensive income									(4)
Other comprehensive income (loss)										184									185	[1]
Allowance for credit losses										1									1	[1]
Other comprehensive income (loss)											(194)
Reclassification of loss (gain) to retained earnings											4
Other comprehensive income (loss)												(69)							(69)	[1]
Other comprehensive income (loss)													865						865	[1]
Other comprehensive income (loss)														2,876					2,876	[1]
Share of accumulated other comprehensive income (loss) from investment in Schwab and TD Ameritrade															$ 86			$ 59
Balance at end of period at Jul. 31, 2020	22,361	5,800	5,800	(59)	(5)	128			49,934	475	(230)	(55)	9,658	4,373		$ 14,307	$ 92,466
Balance at beginning of period at Apr. 30, 2020	21,766	5,800	5,800	(25)	(3)	124			49,702	24	(246)	(35)	11,906	4,237
Disclosure of classes of share capital [line items]
Issuance of stock options, net of options exercised	12
Shares issued as a result of dividend reinvestment plan	583
Purchase of shares for cancellation and other
Issue of shares and other equity instruments
Redemption of shares and other equity instruments
Purchase of shares				(2,152)	(29)
Sale of shares				2,118	27
Net premium (discount) on sale of treasury shares						6
Other						(2)
Net income attributable to shareholders									2,248
Preferred dividends and distributions on other equity instruments							(1,423)	(68)
Net premium on repurchase of common shares,and redemption of preferred shares and other equity instruments
Share and other equity instrument issue expenses
Actuarial gains (losses) on employee benefit plans									(525)										(525)	[1]
Realized gains (losses) on equity securities designated at fair value through other comprehensive income
Other comprehensive income (loss)										456									451	[1]
Allowance for credit losses										(5)									(5)	[1]
Other comprehensive income (loss)											16
Reclassification of loss (gain) to retained earnings
Other comprehensive income (loss)												(20)							(20)	[1]
Other comprehensive income (loss)													(2,248)						(2,248)	[1]
Other comprehensive income (loss)														136					136	[1]
Share of accumulated other comprehensive income (loss) from investment in Schwab and TD Ameritrade															86			2
Balance at end of period at Jul. 31, 2020	22,361	5,800	5,800	(59)	(5)	128			49,934	475	(230)	(55)	9,658	4,373		14,307	92,466
Balance at beginning of period at Oct. 31, 2020	22,487	5,650	5,650	(37)	(4)	121			53,845	543	(252)	(37)	9,357	3,826					95,499
Balance at end of period at Apr. 30, 2021	22,790	4,950	4,950	(123)	(5)	126			59,035	618	17	(2)	4,860	3,075
Balance at beginning of period at Oct. 31, 2020	22,487	5,650	5,650	(37)	(4)	121			53,845	543	(252)	(37)	9,357	3,826					95,499
Disclosure of classes of share capital [line items]
Issuance of stock options, net of options exercised	146					3
Shares issued as a result of dividend reinvestment plan	312
Purchase of shares for cancellation and other
Issue of shares and other equity instruments		1,750
Redemption of shares and other equity instruments		(700)	(700)
Purchase of shares				(8,398)	(107)
Sale of shares				8,246	106
Net premium (discount) on sale of treasury shares						(5)
Other						6
Net income attributable to shareholders									10,517
Preferred dividends and distributions on other equity instruments							(4,304)	(186)
Net premium on repurchase of common shares,and redemption of preferred shares and other equity instruments									(1)
Share and other equity instrument issue expenses									(5)
Actuarial gains (losses) on employee benefit plans									1,300										1,300	[1]
Realized gains (losses) on equity securities designated at fair value through other comprehensive income									1
Other comprehensive income (loss)										69									67	[1]
Allowance for credit losses										(2)									(2)	[1]
Other comprehensive income (loss)											394
Reclassification of loss (gain) to retained earnings											(1)
Other comprehensive income (loss)												37							37	[1]
Other comprehensive income (loss)													(3,658)						(3,658)	[1]
Other comprehensive income (loss)														(542)					(542)	[1]
Share of accumulated other comprehensive income (loss) from investment in Schwab and TD Ameritrade															(570)			(570)
Balance at end of period at Jul. 31, 2021	22,945	6,700	4,950	(189)	(5)	125			61,167	610	141		5,699	3,284		9,164	99,907		99,907
Balance at beginning of period at Apr. 30, 2021	22,790	4,950	4,950	(123)	(5)	126			59,035	618	17	(2)	4,860	3,075
Disclosure of classes of share capital [line items]
Issuance of stock options, net of options exercised	56					(2)
Shares issued as a result of dividend reinvestment plan	99
Purchase of shares for cancellation and other
Issue of shares and other equity instruments		1,750
Redemption of shares and other equity instruments
Purchase of shares				(2,565)	(28)
Sale of shares				2,499	28
Net premium (discount) on sale of treasury shares						1
Other
Net income attributable to shareholders									3,545
Preferred dividends and distributions on other equity instruments							$ (1,436)	$ (56)
Net premium on repurchase of common shares,and redemption of preferred shares and other equity instruments
Share and other equity instrument issue expenses									(5)
Actuarial gains (losses) on employee benefit plans									84										84	[1]
Realized gains (losses) on equity securities designated at fair value through other comprehensive income
Other comprehensive income (loss)										(8)									(8)	[1]
Allowance for credit losses																				[1]
Other comprehensive income (loss)											124
Reclassification of loss (gain) to retained earnings
Other comprehensive income (loss)												2							2	[1]
Other comprehensive income (loss)													839						839	[1]
Other comprehensive income (loss)														209					209	[1]
Share of accumulated other comprehensive income (loss) from investment in Schwab and TD Ameritrade															$ (570)			$ 256
Balance at end of period at Jul. 31, 2021	$ 22,945	$ 6,700	$ 4,950	$ (189)	$ (5)	$ 125			$ 61,167	$ 610	$ 141		$ 5,699	$ 3,284		$ 9,164	$ 99,907		$ 99,907

[1]	The amounts are net of income tax provisions (recoveries) presented in the following table.